Leases - Schedule of Annual Rent (Details)	Mar. 31, 2025 GBP (£)
To July 31, 2025
Disclosure of detailed information about leases [line items]
Annual rent	£ 76,179
To July 31, 2026
Disclosure of detailed information about leases [line items]
Annual rent	80,709
To July 31, 2027
Disclosure of detailed information about leases [line items]
Annual rent	84,745
To July 31, 2028
Disclosure of detailed information about leases [line items]
Annual rent	88,982
To July 31, 2029
Disclosure of detailed information about leases [line items]
Annual rent	£ 93,431